Note 12 - Other Operating Income and Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 1,786
Gain (Loss) On Sale of Plant	1,100
Gain (Loss) On Partial Sale of Plant	400
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 400	(200)	400
Other Nonrecurring Expense		1,200
Tangible Asset Impairment Charges, Total		$ 1,100
Gain (Loss) on Relationship Transfer Agreement			24,300
Gain (Loss) Related to Litigation Settlement, Total			200
Environmental Remediation Expense			$ 100